Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not purposefully time our grants to coincide or be near in time to the release of material non-public information (“MNPI”), and we do not time the release of material nonpublic information based on equity award grant dates. However, from time to time, we may grant options close in time to the release of MNPI to the extent those options are being granted upon the hiring of new executive officers and in connection with annual grants being made as part of our director compensation policy, upon appointment of a new director and on an annual basis at each annual meeting.

Award Timing Method	However, from time to time, we may grant options close in time to the release of MNPI to the extent those options are being granted upon the hiring of new executive officers and in connection with annual grants being made as part of our director compensation policy, upon appointment of a new director and on an annual basis at each annual meeting.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false